UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE			MATURITY DATE	VALUE
	Repurchase Agreements (75.2%)
$11,000	ABN Amro Securities LLC, (dated 09/30/15; proceeds $11,000,043; fully collateralized by various U.S. Government agency securities, 0.75% - 7.00% due 05/01/16 - 09/20/45 and U.S. Government obligations, 0.25% - 1.25% due 10/31/15 - 04/30/20; valued at $11,306,013)	0.14%			10/01/15	$11,000,000
11,625	BNP Paribas Securities Corp., (dated 09/30/15; proceeds $11,625,032; fully collateralized by various U.S. Government agency securities, 1.66% - 6.50% due 12/01/18 - 09/01/45; valued at $11,956,586)	0.10			10/01/15	11,625,000
1,000	Credit Suisse Securities USA, (dated 08/03/15; proceeds $1,001,799; fully collateralized by a Corporate Bond, 6.50% due 06/01/22; valued at $1,060,587)	0.70			11/03/15	1,000,000
1,000	ING Financial Markets LLC, (dated 09/30/15; proceeds $1,000,004; fully collateralized by various Corporate Bonds, 2.65% - 2.75% due 01/27/20 - 09/15/20; valued at $1,051,911)	0.15			10/01/15	1,000,000
1,000	ING Financial Markets LLC, (dated 09/30/15; proceeds $1,000,008; fully collateralized by a Corporate Bond, 6.00% due 11/01/20; valued at $1,061,754)	0.28			10/01/15	1,000,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 01/29/15; proceeds $502,170; fully collateralized by various Common Stocks; valued at $525,009) (Demand 10/01/15)	0.56	(a)		11/04/15	500,000
750	RBC Capital Markets LLC, (dated 08/04/15; proceeds $750,656; fully collateralized by various Corporate Bonds, 6.00% - 12.50% due 04/15/17 - 11/15/22; valued at $795,298) (Demand 10/07/15)	0.35	(a)		11/02/15	750,000
13,000	RBS Securities, Inc., (dated 09/30/15; proceeds $13,000,043; fully collateralized by various U.S. Government agency securities, 1.05% - 1.80% due 05/15/18 - 07/24/20; valued at $13,261,399)	0.12			10/01/15	13,000,000
750	Wells Fargo Securities LLC, (dated 07/27/15; proceeds $751,316; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 3.25% due 09/15/18 - 03/30/43 and Preferred Stocks; valued at $808,636)	0.69			10/26/15	750,000
	Total Repurchase Agreements (Cost $40,625,000)					40,625,000

		COUPON RATE (a)		DEMAND DATE (b)	MATURITY DATE	VALUE
	Floating Rate Notes (12.0%)
	Domestic Banks (7.4%)
2,000	JP Morgan Chase Bank NA	0.49%		12/07/15	06/07/16	2,000,000
1,000	Wells Fargo Bank NA (c)	0.42		10/20/15	06/17/16	1,000,000
1,000	Wells Fargo Bank NA	0.46		12/15/15	06/14/16	1,000,000
						4,000,000
	International Banks (4.6%)
1,000	Bank of Nova Scotia	0.43		10/30/15	01/29/16	1,000,000
500	BNP Paribas SA	0.45		10/23/15	12/23/15	500,000

1,000	Royal Bank of Canada	0.40	10/01/15	06/30/16	999,976
					2,499,976
	Total Floating Rate Notes (Cost $6,499,976)				6,499,976

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Certificates of Deposit (3.7%)
	International Bank
2,000	Swedbank AB (Cost $2,000,000)	0.11%		10/06/15	2,000,000

	Time Deposit (3.7%)
	International Bank
2,000	Canadian Imperial Bank of Commerce (Cost $2,000,000)	0.02		10/01/15	2,000,000

	Commercial Paper (3.7%)
	International Bank
2,000	Nrw. Bank (c) (Cost $1,999,982)	0.08		10/05/15	1,999,982

		COUPON RATE (a)	DEMAND DATE (b)
	Extendible Floating Rate Note (2.4%)
	International Bank
1,300	Svenska Handelsbanken AB (c) (Extendible Maturity Date 03/15/16) (Cost $1,300,000)	0.38%	10/15/15	05/13/16	1,300,000

	Total Investments (Cost $54,424,958) (d)		100.7%		54,424,958
	Liabilities in Excess of Other Assets		(0.7)		(389,749)
	Net Assets		100.0%		$54,035,209

(a)	Rate shown is the rate in effect at September 30, 2015.
(b)	Date of next interest rate reset.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (78.6%)
	Basic Materials (1.7%)
$115	Ecolab, Inc.	3.00%	12/08/16	$117,245
175	Glencore Funding LLC (Switzerland)(a)	2.875	04/16/20	140,143
175	Goldcorp, Inc. (Canada)	2.125	03/15/18	173,058
125	Rio Tinto Finance USA PLC (United Kingdom)	1.375	06/17/16	124,820
				555,266
	Communications (7.4%)
150	Amazon.com, Inc.	2.60	12/05/19	153,860
400	AT&T, Inc.	2.45	06/30/20	394,272
225	Baidu, Inc. (China)	3.25	08/06/18	229,995
200	CBS Corp.	2.30	08/15/19	198,561
180	Comcast Corp.	5.70	05/15/18	199,246
225	Orange SA (France)	2.75	02/06/19	231,601
175	Scripps Networks Interactive, Inc.	2.75	11/15/19	175,324
125	Thomson Reuters Corp. (Canada)	1.30	02/23/17	124,780
50	Thomson Reuters Corp. (Canada)	1.65	09/29/17	50,001
175	Time Warner Cable, Inc.	6.75	07/01/18	194,854
225	Verizon Communications, Inc.	2.55	06/17/19	228,101
225	Viacom, Inc.	2.50	09/01/18	226,346
				2,406,941
	Consumer, Cyclical (6.6%)
175	American Honda Finance Corp. (Japan)	2.45	09/24/20	175,016
175	CVS Health Corp.	1.90	07/20/18	176,286
250	Daimler Finance North America LLC (Germany)(a)	2.375	08/01/18	250,464
83	Harley-Davidson Financial Services, Inc. (a)	1.55	11/17/17	82,812
100	Harley-Davidson Financial Services, Inc. (a)	2.15	02/26/20	99,819
175	Hyundai Capital America (Korea, Republic of)(a)	2.00	03/19/18	174,354
100	Hyundai Capital America (Korea, Republic of)(a)	2.60	03/19/20	99,786
175	McDonald’s Corp., MTN	2.20	05/26/20	175,357
240	Nissan Motor Acceptance Corp. (Japan)(a)	2.65	09/26/18	245,219
175	Southwest Airlines Co.	2.75	11/06/19	178,491
200	Volkswagen Group of America Finance LLC (Germany)(a)	2.40	05/22/20	185,742
135	Wesfarmers Ltd. (Australia)(a)	2.983	05/18/16	136,638
175	Yum! Brands, Inc.	3.875	11/01/20	183,452
				2,163,436
	Consumer, Non-Cyclical (14.6%)
175	AbbVie, Inc.	2.50	05/14/20	174,222
280	Actavis Funding SCS	3.00	03/12/20	280,945
125	Automatic Data Processing, Inc.	2.25	09/15/20	125,853
150	BAT International Finance PLC (United Kingdom)(a)	2.75	06/15/20	153,051
175	Baxalta, Inc. (a)	2.875	06/23/20	175,127
200	Bayer US Finance LLC (Germany)(a)	2.375	10/08/19	202,707
100	Becton Dickinson and Co.	2.675	12/15/19	101,218
175	Biogen, Inc.	2.90	09/15/20	176,974
175	Celgene Corp.	2.875	08/15/20	176,787
175	EMD Finance LLC (Germany)(a)	2.40	03/19/20	175,313
210	Experian Finance PLC (United Kingdom)(a)	2.375	06/15/17	211,413
175	Gilead Sciences, Inc.	2.55	09/01/20	176,215
325	GlaxoSmithKline Capital PLC (United Kingdom)	1.50	05/08/17	327,596
75	JM Smucker Co. (The) (a)	2.50	03/15/20	75,307
75	Kraft Foods Group, Inc.	2.25	06/05/17	75,881
150	Kroger Co. (The)	2.30	01/15/19	150,973
370	McKesson Corp.	3.25	03/01/16	373,281
175	Medtronic, Inc.	2.50	03/15/20	177,469

250	Quest Diagnostics, Inc.	2.70		04/01/19	252,256
175	Reynolds American, Inc.	2.30		06/12/18	176,997
300	Synchrony Financial	3.00		08/15/19	302,646
250	Tyson Foods, Inc.	2.65		08/15/19	252,110
150	UnitedHealth Group, Inc.	2.70		07/15/20	153,587
100	Ventas Realty LP	1.55		09/26/16	100,289
200	Wm Wrigley Jr. Co. (a)	1.40		10/21/16	200,539
					4,748,756
	Diversified (1.2%)
200	Hutchison Whampoa International 14 Ltd. (Hong Kong)(a)	1.625		10/31/17	199,428
200	LVMH Moet Hennessy Louis Vuitton SE (France)(a)	1.625		06/29/17	201,556
					400,984
	Energy (4.5%)
200	Anadarko Petroleum Corp.	5.95		09/15/16	207,892
225	DCP Midstream Operating LP	2.70		04/01/19	201,884
50	Enbridge, Inc. (Canada)	0.779	(b)	06/02/17	49,133
175	Energy Transfer Partners LP	2.50		06/15/18	174,336
175	EnLink Midstream Partners LP	2.70		04/01/19	173,093
125	Enterprise Products Operating LLC	2.55		10/15/19	124,760
200	Kinder Morgan, Inc.	3.05		12/01/19	196,555
175	Marathon Oil Corp.	2.70		06/01/20	169,766
180	Marathon Petroleum Corp.	3.50		03/01/16	181,845
					1,479,264
	Finance (30.7%)
265	ABB Treasury Center USA, Inc. (Switzerland)(a)	2.50		06/15/16	267,649
120	Abbey National Treasury Services PLC (United Kingdom)	3.05		08/23/18	123,916
230	ABN Amro Bank N.V. (Netherlands)(a)	2.50		10/30/18	233,608
225	American Express Credit Corp.	2.25		08/15/19	225,912
400	Bank of America Corp.	2.60		01/15/19	404,380
250	Bank of Nova Scotia (The) (Canada)	1.70		06/11/18	249,784
210	BB&T Corp., MTN	2.25		02/01/19	212,244
100	BioMed Realty LP	2.625		05/01/19	96,840
210	BNP Paribas SA, MTN (France)	2.70		08/20/18	214,965
260	BNZ International Funding Ltd. (New Zealand)(a)	2.35		03/04/19	261,216
275	BPCE SA, MTN (France)	2.25		01/27/20	275,924
110	Canadian Imperial Bank of Commerce (Canada)	1.55		01/23/18	110,279
175	Capital One Financial Corp.	2.45		04/24/19	174,592
150	Citigroup, Inc.	8.50		05/22/19	181,249
250	Commonwealth Bank of Australia (Australia)	2.50		09/20/18	255,409
250	Compass Bank	1.85		09/29/17	250,070
115	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375		01/19/17	118,228
250	Credit Agricole SA (France)(a)	2.125		04/17/18	252,209
250	Credit Suisse (Switzerland)	2.30		05/28/19	251,100
225	DBS Group Holdings Ltd. (Singapore)(a)	2.246		07/16/19	226,753
250	Discover Bank	2.00		02/21/18	248,666
205	DNB Bank ASA (Norway)(a)	3.20		04/03/17	210,393
175	ERP Operating LP	2.375		07/01/19	176,506
275	Ford Motor Credit Co., LLC	5.00		05/15/18	292,666
325	Goldman Sachs Group, Inc. (The)	2.375		01/22/18	329,355
220	HSBC USA, Inc.	2.25		06/23/19	220,599
200	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	206,139
100	JPMorgan Chase & Co.	2.20		10/22/19	99,561
100	Lloyds Bank PLC (United Kingdom)(a)	6.50		09/14/20	115,464
201	Macquarie Bank Ltd. (Australia)(a)	2.60		06/24/19	202,263
175	Metropolitan Life Global Funding I (a)(c)	2.00		04/14/20	174,087
230	Mizuho Bank Ltd. (Japan)(a)	1.85		03/21/18	230,190
150	New York Life Global Funding (a)	1.30		10/30/17	150,054
250	Principal Financial Group, Inc.	1.85		11/15/17	251,681

200	QBE Insurance Group Ltd. (Australia)(a)	2.40		05/01/18	201,598
250	Santander Bank NA	2.00		01/12/18	249,296
200	Skandinaviska Enskilda Banken AB (Sweden)(a)	1.75		03/19/18	200,029
300	Standard Chartered PLC (United Kingdom)(a)	1.50		09/08/17	301,077
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45		01/10/19	261,964
200	Swedbank AB (Sweden)(a)	1.75		03/12/18	201,075
225	Toronto-Dominion Bank (The), MTN (Canada)	2.625		09/10/18	231,118
300	UBS AG, MTN (Switzerland)	2.375		08/14/19	301,453
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)	2.70		09/17/19	199,239
120	Wells Fargo & Co.	2.15		01/15/19	121,003
100	Wells Fargo & Co., MTN	1.40		09/08/17	100,097
350	Westpac Banking Corp. (Australia)(a)	1.375		05/30/18	349,406
					10,011,306
	Industrials (3.7%)
215	Eaton Corp.	1.50		11/02/17	214,870
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875		01/15/19	117,014
75	L-3 Communications Corp.	1.50		05/28/17	74,345
50	Precision Castparts Corp.	0.70		12/20/15	50,011
50	Ryder System, Inc., MTN	2.65		03/02/20	49,881
250	Siemens Financieringsmaatschappij N.V. (Germany)(a)	2.15		05/27/20	250,527
175	Union Pacific Corp.	2.25		06/19/20	177,548
250	Waste Management, Inc.	2.60		09/01/16	253,462
					1,187,658
	Information Technology (0.4%)
125	HP Enterprise Co.	3.60		10/15/20	124,962
	Technology (2.9%)
100	Altera Corp.	2.50		11/15/18	101,813
160	Applied Materials, Inc.	2.65		06/15/16	162,221
175	Intel Corp.	2.45		07/29/20	177,441
200	Oracle Corp.	2.25		10/08/19	202,422
300	TSMC Global Ltd. (Taiwan)(a)	1.625		04/03/18	297,461
					941,358
	Utilities (4.9%)
275	Dominion Gas Holdings LLC	2.50		12/15/19	278,079
225	Engie (France)(a)	1.625		10/10/17	225,896
175	Eversource Energy	1.45		05/01/18	173,716
200	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	194,437
200	PSEG Power LLC	5.50		12/01/15	201,485
175	Sempra Energy	2.40		03/15/20	175,004
250	Southern Co. (The)	2.15		09/01/19	247,397
100	Xcel Energy, Inc.	1.20		06/01/17	99,684
					1,595,698
	Total Corporate Bonds (Cost $25,624,679)				25,615,629
	Asset-Backed Securities (8.1%)
100	American Homes 4 Rent	4.691		10/17/45	101,915
121	CAM Mortgage LLC (a)	3.375		07/15/64	121,661
150	Citibank Credit Card Issuance Trust	2.88		01/23/23	156,958
131	Colony American Homes (a)	1.40	(b)	05/17/31	129,830
230	Discover Card Execution Note Trust	0.637	(b)	07/15/21	230,720
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	387,037
206	Invitation Homes Trust (a)	2.957	(b)	08/17/32	204,084
91	Nationstar HECM Loan Trust (a)	3.844		05/25/18	92,156
220	North Carolina State Education Assistance Authority	1.076	(b)	07/25/25	218,869
69	Panhandle-Plains Higher Education Authority, Inc.	1.276	(b)	07/01/24	69,110
148	RMAT LLC (a)	4.826		06/25/35	148,630
88	VOLT NPL X LLC (a)	4.75		10/26/54	87,224
100	VOLT XIX LLC (a)	5.00		04/25/55	100,716

100	VOLT XXII LLC (a)	4.25		02/25/55	98,768
100	VOLT XXX LLC (a)	4.75		10/25/57	100,007
100	VOLT XXXI LLC (a)	4.50		02/25/55	99,172
200	VOLT XXXIII LLC (a)	4.25		03/25/55	197,543
86	World Omni Automobile Lease Securitization Trust	1.10		12/15/16	85,715
	Total Asset-Backed Securities (Cost $2,600,783)				2,630,115

	Agency Adjustable Rate Mortgages (3.8%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
140		2.346		06/01/36	149,353
128		2.375		07/01/38	135,843
34		2.662		01/01/38	35,907
	Federal National Mortgage Association,
	Conventional Pools:
172		2.348		09/01/38	182,943
280		2.353		04/01/38	298,614
183		2.376		10/01/39	195,236
133		2.412		05/01/35	141,312
	Government National Mortgage Association,
	Various Pools:
44		1.625		11/20/39	45,378
52		1.75		02/20/40	54,120
	Total Agency Adjustable Rate Mortgages (Cost $1,243,304)				1,238,706

	Mortgages - Other (4.0%)
104	CHL Mortgage Pass-Through Trust	5.50		05/25/34	106,981
117	Fannie Mae Connecticut Avenue Securities	1.344	(b)	05/25/25	116,943
	Freddie Mac Structured Agency Credit Risk Debt Notes
241		1.094		10/25/27	239,560
216		1.194	(b)	02/25/24	215,866
126	JP Morgan Mortgage Trust	2.71	(b)	07/25/35	126,241
166	Merrill Lynch Mortgage Investors Trust	2.183	(b)	12/25/34	166,770
179	New Residential Mortgage Loan Trust (a)	3.75	(b)	04/25/52- 05/25/54	185,883
173	Sequoia Mortgage Trust	0.836	(b)	08/20/34	163,888
	Total Mortgages - Other (Cost $1,323,163)				1,322,132
	Commercial Mortgage-Backed Securities (2.0%)
187	BLCP Hotel Trust (a)	1.157	(b)	08/15/29	185,857
185	CDGJ Commercial Mortgage Trust (a)	1.607	(b)	12/15/27	184,276
92	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	93,376
99	Hilton USA Trust (a)	1.204	(b)	11/05/30	98,431
100	JP Morgan Chase Commercial Mortgage Securities Trust (a)	1.187	(b)	07/15/31	99,495
	Total Commercial Mortgage-Backed Securities (Cost $665,353)				661,435
	Collateralized Mortgage Obligations - Agency Collateral Series (1.3%)
144	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	168,218
	Government National Mortgage Association,
	IO
337		6.014	(b)	03/20/43	58,919
418		6.284	(b)	05/20/40	78,259
545		6.291	(b)	08/16/39	54,315
	IO PAC
607		5.934	(b)	10/20/41	70,779
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $382,338)				430,490

	Sovereign (0.7%)
245	Korea Development Bank (The) (Korea, Republic of) (Cost $242,428)	1.50		01/22/18	243,480

	Agency Fixed Rate Mortgages (0.5%)
	Federal National Mortgage Association,
	Conventional Pools:
84		6.50	01/01/32–11/01/33	95,833
53		7.00	12/01/31–06/01/32	57,703
	Total Agency Fixed Rate Mortgages (Cost $142,203)			153,536

	Short-Term Investments (1.4%)
	U.S. Treasury Security (0.6%)
201	U.S. Treasury Bill (d)(e) (Cost $200,770)	0.259	03/10/16	200,980

NUMBER OF SHARES (000)
	Investment Company (0.8%)
245	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $245,338)			245,338
	Total Short-Term Investments (Cost $446,108)			446,318
	Total Investments (Cost $32,670,359) (g)(h)		100.4%	32,741,841
	Liabilities in Excess of Other Assets		(0.4)	(136,502)
	Net Assets		100.0%	$32,605,339

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2015.
(c)

For the nine months ended September 30, 2015, the cost of purchases of Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $174,232.

(d)	Rate shown is the yield to maturity at September 30, 2015.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by $430 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $287,718 and the aggregate gross unrealized depreciation is $216,236 resulting in net unrealized appreciation of $71,482.

Futures Contracts Open at September 30, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
19	Long	U.S. Treasury 2 yr. Note, Dec-15	$4,161,593	$6,438
1	Long	U.S. Treasury Long Bond, Dec-15	157,344	31
4	Short	U.S. Treasury 5 yr. Note, Dec-15	(482,062)	(3,867)
5	Short	U.S. Treasury 10 yr. Note, Dec-15	(643,672)	(8,235)
		Net Unrealized Depreciation		$(5,633)

Credit Default Swap Agreements Open at September 30, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$225	1.00%	12/20/18	$290	$(3,905)	$(3,615)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	250	1.00	3/20/19	(8,998)	4,798	(4,200)	BBB+
Total Credit Default Swaps		$475			$(8,708)	$893	$(7,815)

Interest Rate Swap Agreement Open at September 30, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$1,350	3 Month LIBOR	Receive	1.58%	03/24/20	$(16,502)

LIBOR	London Interbank Offered Rate.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (94.7%)
	Basic Materials (3.5%)
$600	Anglo American Capital PLC (United Kingdom)(a)	3.625%	05/14/20	$524,062
225	Ashland, Inc.	6.875	05/15/43	210,375
240	BHP Billiton Finance USA Ltd. (Australia)	3.85	09/30/23	241,090
225	BHP Billiton Finance USA Ltd. (Australia)	5.00	09/30/43	228,436
375	Eastman Chemical Co.	3.80	03/15/25	366,785
390	Eldorado Gold Corp. (Canada)(a)	6.125	12/15/20	343,200
440	Freeport-McMoRan, Inc.	3.875	03/15/23	329,450
690	Glencore Funding LLC (Switzerland)(a)	4.125	05/30/23	543,791
175	Goldcorp, Inc. (Canada)	5.45	06/09/44	162,547
246	Lundin Mining Corp. (Canada)(a)	7.50	11/01/20	238,620
300	LyondellBasell Industries N.V.	4.625	02/26/55	255,472
470	NOVA Chemicals Corp. (Canada)(a)	5.25	08/01/23	457,075
115	Southern Copper Corp. (Mexico)	7.50	07/27/35	112,176
295	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	233,080
				4,246,159
	Communications (12.7%)
725	21st Century Fox America, Inc.	4.75	09/15/44	716,457
700	Alibaba Group Holding Ltd. (China)(a)	2.50	11/28/19	688,302
250	Amazon.com, Inc.	3.80	12/05/24	256,388
175	Amazon.com, Inc.	4.95	12/05/44	179,462
275	AT&T, Inc.	5.55	08/15/41	280,020
875	AT&T, Inc.	6.30	01/15/38	965,723
525	Baidu, Inc. (China)	2.75	06/09/19	521,966
200	Baidu, Inc. (China)	3.25	08/06/18	204,440
100	CBS Corp.	4.60	01/15/45	88,358
150	CBS Corp.	4.90	08/15/44	139,024
1,075	CCO Safari II LLC (a)	4.908	07/23/25	1,071,492
670	Comcast Corp.	6.40	05/15/38	840,910
251	Ctrip.com International Ltd.	1.25	10/15/18	269,511
275	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	394,084
300	DirecTV Holdings LLC/DIRECTV Financing Co., Inc.	5.15	03/15/42	282,891
340	Empresa Nacional de Telecomunicaciones SA (Chile)(a)	4.75	08/01/26	328,297
725	Motorola Solutions, Inc.	4.00	09/01/24	655,430
425	NBC Universal Media LLC	5.95	04/01/41	509,764
310	Netflix, Inc. (a)	5.50	02/15/22	314,650
350	Omnicom Group, Inc.	3.625	05/01/22	354,655
93	Omnicom Group, Inc.	3.65	11/01/24	91,499
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25	02/21/23	876,411
200	Orange SA (France)	9.00	03/01/31	284,174
250	Priceline Group, Inc. (The)	0.35	06/15/20	294,844
225	T-Mobile USA, Inc.	6.731	04/28/22	225,000
330	Telefonica Europe BV (Spain)	8.25	09/15/30	428,883
255	Telstra Corp., Ltd. (Australia)(a)	3.125	04/07/25	248,873
350	Time Warner Cable, Inc.	4.50	09/15/42	277,690
175	Time Warner, Inc.	4.65	06/01/44	167,618
410	Time Warner, Inc.	7.70	05/01/32	533,779
425	Twitter, Inc. (a)	0.25	09/15/19	373,734
150	Verizon Communications, Inc.	3.50	11/01/24	147,766
1,190	Verizon Communications, Inc.	4.672	03/15/55	1,028,932
909	Verizon Communications, Inc.	5.012	08/21/54	830,663
200	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	175,077
226	Yahoo!, Inc.	0.00	12/01/18	219,785
				15,266,552

		Consumer, Cyclical (6.8%)
	383	American Airlines Pass-Through Trust	4.00	07/15/25	390,817
	615	British Airways Pass-Through Trust (United Kingdom)(a)	4.625	06/20/24	645,392
	395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	561,583
	350	Dollar Tree, Inc. (a)	5.75	03/01/23	364,875
	275	General Motors Financial Co., Inc.	4.00	01/15/25	260,921
	200	General Motors Financial Co., Inc.	4.30	07/13/25	193,863
	200	Home Depot, Inc.	3.35	09/15/25	203,925
	325	Home Depot, Inc.	5.875	12/16/36	400,228
	141	Iconix Brand Group, Inc.	2.50	06/01/16	133,245
KRW	200,000	Lotte Shopping Co., Ltd., Series LOTT (Korea, Republic of)	0.00	01/24/18	167,046
$300		McDonald’s Corp., MTN	4.60	05/26/45	300,177
	575	QVC, Inc.	4.375	03/15/23	559,811
	475	Restoration Hardware Holdings, Inc. (a)	0.00	06/15/19	473,219
	125	Target Corp.	4.00	07/01/42	123,252
	336	Tesla Motors, Inc.	1.25	03/01/21	317,940
	150	Tiffany & Co.	4.90	10/01/44	145,516
	220	Toll Brothers Finance Corp.	0.50	09/15/32	227,150
	833	United Airlines Pass-Through Trust, Class A	4.30	08/15/25	865,767
	375	Volkswagen Group of America Finance LLC (Germany)(a)	2.40	05/22/20	348,266
	150	Walgreens Boots Alliance, Inc.	3.80	11/18/24	149,483
	360	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)	5.50	03/01/25	310,050
	600	Yum! Brands, Inc.	3.875	11/01/20	628,978
	350	ZF North America Capital, Inc. (Germany)(a)	4.50	04/29/22	332,062
					8,103,566
		Consumer, Non-Cyclical (13.8%)
	225	AbbVie, Inc.	3.60	05/14/25	222,357
	50	AbbVie, Inc.	4.40	11/06/42	45,862
	40	Actavis Funding SCS	3.80	03/15/25	38,717
	525	Actavis Funding SCS	4.75	03/15/45	478,478
	150	Actavis Funding SCS	4.85	06/15/44	137,220
	500	ADT Corp. (The)	3.50	07/15/22	445,000
	400	Albea Beauty Holdings SA (a)	8.375	11/01/19	422,000
	365	Altria Group, Inc.	5.375	01/31/44	398,306
	244	Amgen, Inc.	5.15	11/15/41	251,669
	775	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70	02/01/24	786,522
	340	Aramark Services, Inc.	5.75	03/15/20	354,025
	325	AstraZeneca PLC (United Kingdom)	6.45	09/15/37	421,445
	150	Automatic Data Processing, Inc.	3.375	09/15/25	152,525
	275	BAT International Finance PLC (United Kingdom)(a)	3.50	06/15/22	283,057
	350	Baxalta, Inc. (a)	5.25	06/23/45	354,063
	200	Bayer US Finance LLC (a)	3.375	10/08/24	201,300
	300	Biogen, Inc.	4.05	09/15/25	303,659
	350	Boston Scientific Corp.	3.85	05/15/25	344,944
	260	BRF SA (Brazil)(a)	3.95	05/22/23	237,822
	450	Cardinal Health, Inc.	3.75	09/15/25	458,013
	375	Celgene Corp.	3.875	08/15/25	375,833
	250	Cencosud SA (Chile)(a)	6.625	02/12/45	227,607
	300	ConAgra Foods, Inc.	4.65	01/25/43	274,150
	712	EMD Finance LLC (Germany)(a)	3.25	03/19/25	691,022
	125	Gilead Sciences, Inc.	3.65	03/01/26	125,741
	75	Gilead Sciences, Inc.	4.50	02/01/45	72,251
	225	Gilead Sciences, Inc.	4.80	04/01/44	226,834
	250	GlaxoSmithKline Capital, Inc. (United Kingdom)	6.375	05/15/38	318,056
HKD	2,000	Hengan International Group Co., Ltd. (China)	0.00	06/27/18	269,031
$316		Illumina, Inc.	0.00	06/15/19	348,193
	300	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50	04/15/25	268,500

525	Medtronic, Inc.	4.625	03/15/45	542,644
325	Novartis Capital Corp. (Switzerland)	4.40	05/06/44	350,453
350	PepsiCo, Inc.	3.60	03/01/24	363,866
600	Philip Morris International, Inc.	4.50	03/20/42	603,006
875	Quest Diagnostics, Inc.	2.70	04/01/19	882,896
225	RR Donnelley & Sons Co.	7.875	03/15/21	234,844
800	Sigma Alimentos SA de CV (Mexico)(a)	5.625	04/14/18	836,960
100	Spectrum Brands, Inc. (a)	5.75	07/15/25	102,500
98	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	99,325
130	Tyson Foods, Inc.	3.95	08/15/24	132,660
370	United Rentals North America, Inc.	5.75	11/15/24	356,125
750	UnitedHealth Group, Inc.	2.875	03/15/23	747,961
525	UnitedHealth Group, Inc.	3.75	07/15/25	543,325
930	WM Wrigley Jr. Co. (a)	2.90	10/21/19	956,265
190	Zimmer Biomet Holdings, Inc.	5.75	11/30/39	209,071
				16,496,103
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico)(a)	5.25	03/25/24	205,000

	Energy (8.9%)
400	Anadarko Petroleum Corp.	6.45	09/15/36	441,366
675	APT Pipelines Ltd. (Australia)(a)	4.20	03/23/25	641,812
200	BG Energy Capital PLC (United Kingdom)(a)	5.125	10/15/41	209,992
500	BP Capital Markets PLC (United Kingdom)	3.506	03/17/25	494,740
675	Buckeye Partners LP	4.15	07/01/23	620,774
275	Carrizo Oil & Gas, Inc.	6.25	04/15/23	240,817
400	Cimarex Energy Co.	5.875	05/01/22	420,234
125	Continental Resources, Inc.	3.80	06/01/24	101,566
160	DCP Midstream LLC (a)	5.35	03/15/20	155,469
600	DCP Midstream Operating LP	3.875	03/15/23	502,709
120	Denbury Resources, Inc.	5.50	05/01/22	72,000
425	Devon Energy Corp.	4.75	05/15/42	377,066
475	Energy Transfer Partners LP	6.50	02/01/42	437,186
150	EnLink Midstream Partners LP	5.60	04/01/44	136,969
250	Ensco PLC	5.75	10/01/44	173,436
600	Enterprise Products Operating LLC	5.95	02/01/41	620,154
220	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75	10/01/25	194,700
75	Kinder Morgan, Inc.	4.30	06/01/25	67,506
625	Kinder Morgan, Inc.	5.55	06/01/45	520,847
300	Kinder Morgan, Inc. (a)	5.625	11/15/23	294,615
225	Marathon Oil Corp.	6.60	10/01/37	226,113
325	MPLX LP	4.00	02/15/25	298,679
500	Nexen Energy ULC (China)	6.40	05/15/37	591,745
200	Noble Energy, Inc.	5.05	11/15/44	173,810
275	Noble Energy, Inc.	5.875	06/01/24	274,084
100	Phillips 66 Partners LP	4.68	02/15/45	82,630
245	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	270,760
300	Rowan Cos., Inc.	5.85	01/15/44	187,940
325	SM Energy Co.	6.125	11/15/22	302,575
325	Spectra Energy Capital LLC	7.50	09/15/38	358,122
275	TransCanada PipeLines Ltd. (Canada)	7.625	01/15/39	352,545
175	Transocean, Inc.	4.30	10/15/22	108,937
450	Transocean, Inc.	6.875	12/15/21	336,789
475	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	440,057
				10,728,744
	Finance (30.8%)
390	ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00	06/15/21	411,291
600	ABN Amro Bank N.V. (Netherlands)(a)	4.75	07/28/25	596,914
475	ACE INA Holdings, Inc.	3.35	05/15/24	475,895
420	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands)	3.75	05/15/19	413,700
375	Alexandria Real Estate Equities, Inc.	3.90	06/15/23	374,201

350	Ally Financial, Inc.	4.125		03/30/20	346,938
325	American Campus Communities Operating Partnership LP	3.75		04/15/23	321,631
300	American Express Co.	3.625		12/05/24	297,391
125	American International Group, Inc.	4.50		07/16/44	123,228
375	American International Group, Inc.	4.875		06/01/22	414,387
825	Banco de Credito del Peru (Peru)(a)	6.125	(b)	04/24/27	853,875
555	Bank of America Corp.	7.75		05/14/38	761,198
220	Bank of America Corp., MTN	4.00		04/01/24	226,854
440	Bank of America Corp., MTN	4.00		01/22/25	432,057
136	Bank of America Corp., MTN	4.25		10/22/26	134,745
175	Bank of America Corp., MTN	4.75		04/21/45	173,141
375	Bank of America Corp., MTN	5.00		01/21/44	396,431
800	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21	857,800
300	Billion Express Investments Ltd. (China)	0.75		10/18/15	300,450
200	BNP Paribas SA (France)	4.25		10/15/24	199,154
75	Boston Properties LP	3.80		02/01/24	76,442
425	BPCE SA (France)(a)	5.15		07/21/24	432,722
936	Capital One Bank, USA NA	3.375		02/15/23	911,881
250	Capital One Financial Corp.	2.45		04/24/19	249,417
170	Citigroup, Inc.	5.50		09/13/25	185,264
170	Citigroup, Inc.	6.675		09/13/43	208,899
650	Citigroup, Inc.	8.125		07/15/39	937,709
375	CNA Financial Corp.	7.35		11/15/19	444,864
1,175	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22	1,181,885
260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a)	11.00	(b)	06/30/19(c)	320,645
270	Credit Agricole SA (France)(a)	7.875	(b)	01/23/24(c)	269,326
825	Credit Suisse AG (Switzerland)(a)	6.50		08/08/23	890,484
825	DBS Group Holdings Ltd. (Singapore)(a)	2.246		07/16/19	831,428
425	Discover Bank	7.00		04/15/20	493,220
715	Discover Financial Services	3.85		11/21/22	709,256
300	Discover Financial Services	3.95		11/06/24	295,806
325	Embraer Netherlands Finance BV (Brazil)	5.05		06/15/25	301,519
450	Five Corners Funding Trust (a)	4.419		11/15/23	471,466
600	Ford Motor Credit Co., LLC	5.00		05/15/18	638,544
400	Ford Motor Credit Co., LLC	5.875		08/02/21	453,367
1,170	General Electric Capital Corp., MTN	5.875		01/14/38	1,462,030
500	General Motors Financial Co., Inc.	4.375		09/25/21	511,158
295	Genworth Holdings, Inc.	7.70		06/15/20	298,688
375	Goldman Sachs Group, Inc. (The)	6.25		02/01/41	453,127
900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,076,935
400	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	406,425
950	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,093,524
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	392,665
410	HSBC Finance Corp.	6.676		01/15/21	480,254
200	HSBC Holdings PLC (United Kingdom)	6.375	(b)	09/17/24(c)	191,500
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	836,205
300	Industrial & Commercial Bank of China Ltd., MTN (China)	3.231		11/13/19	306,146
400	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	434,373
200	ING Groep N.V. (Netherlands)	6.00	(b)	04/16/20(c)	197,250
420	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	449,171
500	JPMorgan Chase & Co.	3.125		01/23/25	483,132
480	JPMorgan Chase & Co.	4.95		06/01/45	483,309
650	JPMorgan Chase & Co.	5.50		10/15/40	737,398
200	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	195,209
275	Lincoln National Corp.	7.00		06/15/40	354,542
1,170	Lloyds Bank PLC (United Kingdom)(a)	6.50		09/14/20	1,350,923
125	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	115,319
1,000	MetLife, Inc. (d)	3.00		03/01/25	970,076
425	Principal Financial Group, Inc.	8.875		05/15/19	519,111

675	Prudential Financial, Inc.	5.625	(b)	06/15/43	698,287
135	Prudential Financial, Inc., MTN	6.625		12/01/37	169,367
775	QBE Capital Funding III Ltd. (Australia)(a)	7.25	(b)	05/24/41	867,031
575	Realty Income Corp.	3.25		10/15/22	562,433
325	Santander UK PLC (United Kingdom)(a)	5.00		11/07/23	338,403
350	TD Ameritrade Holding Corp.	3.625		04/01/25	358,724
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)(e)	3.25		10/05/20	328,502
575	Weingarten Realty Investors	3.375		10/15/22	569,165
284	Wells Fargo & Co.	5.606		01/15/44	318,412
450	Wells Fargo & Co., MTN	4.10		06/03/26	454,559
					36,878,778
	Industrials (5.6%)
325	BAE Systems Holdings, Inc. (United Kingdom)(a)	3.80		10/07/24	329,535
377	Bombardier, Inc. (Canada)(a)	6.125		01/15/23	278,980
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	369,280
300	Caterpillar Financial Services Corp., MTN	3.25		12/01/24	294,983
330	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	293,700
480	CRH America, Inc. (Ireland)	8.125		07/15/18	558,611
375	FedEx Corp.	3.20		02/01/25	364,504
248	General Cable Corp.	4.50	(f)	11/15/29	150,195
220	General Electric Co.	4.50		03/11/44	228,540
1,060	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	1,166,792
510	MasTec, Inc.	4.875		03/15/23	423,300
575	Siemens Financieringsmaatschappij N.V. (Germany)(a)	3.25		05/27/25	576,199
700	Trinity Industries, Inc.	4.55		10/01/24	662,436
225	Tyco International Finance SA	3.90		02/14/26	228,303
748	Union Pacific Railroad Co., Pass-Through Trust	3.227		05/14/26	744,705
					6,670,063
	Information Technology (0.4%)
450	HP Enterprise Co.	4.90		10/15/25	448,785

	Technology (3.1%)
475	Apple, Inc.	4.45		05/06/44	473,905
375	Citrix Systems, Inc.	0.50		04/15/19	397,266
625	Intel Corp.	3.70		07/29/25	641,998
264	Nuance Communications, Inc.	2.75		11/01/31	270,105
227	NVIDIA Corp.	1.00		12/01/18	299,782
395	QUALCOMM, Inc.	4.80		05/20/45	346,187
300	Red Hat, Inc. (a)	0.25		10/01/19	361,125
438	Salesforce.com, Inc.	0.25		04/01/18	537,645
375	SanDisk Corp.	0.50		10/15/20	364,922
					3,692,935
	Utilities (8.9%)
400	Alabama Power Co.	3.75		03/01/45	362,843
475	Appalachian Power Co.	3.40		06/01/25	471,228
525	Boston Gas Co. (a)	4.487		02/15/42	538,768
530	CEZ AS (Czech Republic)(a)	4.25		04/03/22	560,404
495	CMS Energy Corp.	5.05		03/15/22	544,735
280	CMS Energy Corp.	6.25		02/01/20	323,255
275	Duke Energy Carolinas LLC	3.75		06/01/45	260,940
330	EDP Finance BV (Portugal)(a)	5.25		01/14/21	349,085
225	Enel Finance International N.V. (Italy)(a)	6.00		10/07/39	256,146
210	Enel SpA (Italy)(a)	8.75	(b)	09/24/73	241,704
225	Entergy Corp.	4.00		07/15/22	232,690
1,400	Exelon Generation Co., LLC	4.00		10/01/20	1,470,710
196	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	186,049
200	GNL Quintero SA (Chile)(a)	4.634		07/31/29	197,119
850	Jersey Central Power & Light Co. (a)	4.70		04/01/24	891,098
275	Oncor Electric Delivery Co., LLC (a)	2.95		04/01/25	264,694
325	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	315,960

590	Puget Energy, Inc.	6.50	12/15/20	688,459
675	Sempra Energy	2.40	03/15/20	675,017
250	South Carolina Electric & Gas Co.	4.50	06/01/64	238,345
870	TransAlta Corp. (Canada)	4.50	11/15/22	854,683
475	Virginia Electric & Power Co., Series B	4.20	05/15/45	478,080
250	WEC Energy Group, Inc.	3.55	06/15/25	254,423
				10,656,435
	Total Corporate Bonds (Cost $114,377,834)			113,393,120
	Asset-Backed Securities (0.9%)
	CVS Pass-Through Trust
881		6.036	12/10/28	996,780
104	(a)	8.353	07/10/31	133,749
	Total Asset-Backed Securities (Cost $985,075)			1,130,529

	Sovereign (0.6%)
240	Pertamina Persero PT (Indonesia)(a)	6.45	05/30/44	209,366
550	Sinopec Group Overseas Development 2015 Ltd. (China)(a)	2.50	04/28/20	542,840
	Total Sovereign (Cost $788,460)			752,206

	Variable Rate Senior Loan Interests (1.1%)
	Consumer, Cyclical (0.6%)
278	Diamond Resorts Corp., Term Loan	5.50	10/30/15	278,265
175	Graton Economic Development Authority, Term B	4.75	10/30/15	174,892
275	Navistar International Corp., Term B	6.50	11/12/15	269,270
				722,427
	Energy (0.2%)
371	Drillships Ocean Ventures, Inc., Term B (Cyprus)	5.50	10/26/15	249,665

	Technology (0.3%)
352	Aspect Software, Inc., Term B	7.50	11/12/15	345,219
	Total Variable Rate Senior Loan Interests (Cost $1,453,719)			1,317,311

	Short-Term Investments (3.0%)
	U.S. Treasury Security (1.2%)
1,389	U.S. Treasury Bill (g)(h) (Cost $1,387,413)	0.259	03/10/16	1,388,860

NUMBER OF SHARES (000)
	Investment Company (1.8%)
2,097	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $2,097,118)			2,097,118
	Total Short-Term Investments (Cost $3,484,531)			3,485,978

	Total Investments (Cost $121,089,619) (j)(k)		100.3%	120,079,144
	Liabilities in Excess of Other Assets		(0.3)	(304,428)
	Net Assets		100.0%	$119,774,716

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2015.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2015.

(d)

For the nine months ended September 30, 2015, the cost of purchases of MetLife, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $987,250.

(e)	When-issued security.
(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.
(g)	Rate shown is the yield to maturity at September 30, 2015.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(i)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by $1,619 relating to the Portfolio’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,575,072 and the aggregate gross unrealized depreciation is $4,585,547 resulting in net unrealized depreciation of $1,010,475.

Foreign Currency Forward Exchange Contracts Open at September 30, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	EUR	114,252	$128,663	10/05/15	$992
JPMorgan Chase Bank NA	HKD	2,082,500	$268,699	10/05/15	(8)
	Net Unrealized Appreciation				$984

Futures Contracts Open at September 30, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
83	Long	U.S. Treasury 2 yr. Note, Dec-15	$18,179,594	$20,786
64	Long	U.S. Treasury 5 yr. Note, Dec-15	7,713,000	55,548
14	Long	U.S. Treasury Long Bond, Dec-15	2,202,812	38,992
25	Short	U.S. Treasury Ultra Long Bond, Dec-15	(4,010,156)	(56,250)
153	Short	U.S. Treasury 10 yr. Note, Dec-15	(19,696,359)	(221,700)
		Net Unrealized Depreciation		$(162,624)

Credit Default Swap Agreements Open at September 30, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$825	1.00%	12/20/18	$1,063	$(14,319)	$(13,256)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	845	1.00	3/20/19	(30,413)	16,218	(14,195)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	3,267	5.00	6/20/20	157,294	(253,096)	(95,802)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	7,075	1.00	6/20/20	96,306	(134,154)	(37,848)	NR
Total Credit Default Swaps		$12,012			$224,250	$(385,351)	$(161,101)

Interest Rate Swap Agreements Open at September 30, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$4,850	3 Month LIBOR	Receive	1.59%	05/05/20	$(85,345)
Morgan Stanley & Co., LLC*	2,250	3 Month LIBOR	Receive	2.49	06/09/25	(117,416)
		Total Unrealized Depreciation				$(202,761)

LIBOR	London Interbank Offered Rate.
NR	Not rated.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations:

EUR	Euro.
HKD	Hong Kong Dollar.
KRW	South Korean Won.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • September 30, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.1)%
	France (20.8)%
	Aerospace & Defense
14,356	Airbus Group SE	$852,689

	Banks
18,111	BNP Paribas SA	1,066,479
68,670	Credit Agricole SA	787,920
		1,854,399
	Electrical Equipment
14,073	Schneider Electric SE	789,199

	Hotels, Restaurants & Leisure
19,055	Accor SA	892,016

	Insurance
38,968	AXA SA	946,032

	Media
12,462	Publicis Groupe SA	851,406
18,451	SES SA	582,223
		1,433,629
	Multi-Utilities
45,026	Suez Environnement Co.	809,870
	Total France	7,577,834

	Germany (9.1)%
	Automobiles
4,434	Daimler AG (Registered)	321,416

	Health Care Providers & Services
14,130	Fresenius SE & Co., KGaA	947,715

	Industrial Conglomerates
8,963	Siemens AG (Registered)	800,783

	Pharmaceuticals
9,614	Bayer AG (Registered)	1,228,749
	Total Germany	3,298,663

	Ireland (2.4)%
	Construction Materials
32,448	CRH PLC	858,365

	Italy (2.5)%
	Banks
146,901	UniCredit SpA	915,527

	Netherlands (6.5)%
	Diversified Telecommunication Services
220,412	Koninklijke KPN N.V.	826,183

	Media
57,040	RELX N.V.	931,268

	Semiconductors & Semiconductor Equipment
7,147	ASML Holding N.V.	626,596
	Total Netherlands	2,384,047

	Spain (4.5)%
	Banks
88,876	Banco Bilbao Vizcaya Argentaria SA	753,820

	Information Technology Services
20,521	Amadeus IT Holding SA, Class A	877,462
	Total Spain	1,631,282

	Sweden (2.0)%
	Machinery
75,014	Volvo AB, Class B	720,122

	Switzerland (20.5)%
	Chemicals
2,069	Syngenta AG (Registered)	664,528

	Food Products
26,031	Nestle SA (Registered)	1,960,304

	Insurance
3,259	Zurich Insurance Group AG (a)	801,780

	Pharmaceuticals
19,233	Novartis AG (Registered)	1,771,643
6,322	Roche Holding AG (Genusschein)	1,671,246
		3,442,889

	Textiles, Apparel & Luxury Goods
1,599	Swatch Group AG (The)	593,842
	Total Switzerland	7,463,343

	United Kingdom (30.8)%
	Aerospace & Defense
46,392	Rolls-Royce Holdings PLC (a)	476,372

	Banks
280,598	Barclays PLC	1,037,386
512,750	Lloyds Banking Group PLC	584,521
		1,621,907
	Household Products
13,865	Reckitt Benckiser Group PLC	1,258,541

	Insurance
47,395	Prudential PLC	1,001,957

	Media
39,830	Pearson PLC	680,737

	Oil, Gas & Consumable Fuels
174,080	BP PLC	882,355
37,002	Royal Dutch Shell PLC, Class A	872,570
		1,754,925
	Pharmaceuticals
45,858	GlaxoSmithKline PLC	879,085

	Tobacco
24,438	British American Tobacco PLC	1,350,606
20,113	Imperial Tobacco Group PLC	1,041,012
		2,391,618
	Wireless Telecommunication Services
356,370	Vodafone Group PLC	1,126,856
	Total United Kingdom	11,191,998
	Total Common Stocks (Cost $28,662,665)	36,041,181

NUMBER OF SHARES (000)
Short-Term Investment (0.6)%
Investment Company
227	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $227,313)	227,313

Total Investments (Cost $28,889,978) (c)(d)	99.7%	36,268,494
Other Assets in Excess of Liabilities	0.3	125,931
Net Assets	100.0%	$36,394,425

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by $327 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The fair value and percentage of net assets, $36,041,181 and 99.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,854,573 and the aggregate gross unrealized depreciation is $2,476,057 resulting in net unrealized appreciation of $7,378,516.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Summary of Investments • September 30, 2015 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$5,550,723	15.3%
Banks	5,145,653	14.2
Media	3,045,634	8.4
Insurance	2,749,769	7.6
Tobacco	2,391,618	6.6
Food Products	1,960,304	5.4
Oil, Gas & Consumable Fuels	1,754,925	4.8
Aerospace & Defense	1,329,061	3.7
Household Products	1,258,541	3.5
Wireless Telecommunication Services	1,126,856	3.1
Health Care Providers & Services	947,715	2.6
Hotels, Restaurants & Leisure	892,016	2.5
Information Technology Services	877,462	2.4
Construction Materials	858,365	2.4
Diversified Telecommunication Services	826,183	2.3
Multi-Utilities	809,870	2.2
Industrial Conglomerates	800,783	2.2
Electrical Equipment	789,199	2.2
Machinery	720,122	2.0
Chemicals	664,528	1.8
Semiconductors & Semiconductor Equipment	626,596	1.7
Textiles, Apparel & Luxury Goods	593,842	1.6
Automobiles	321,416	0.9
Investment Company	227,313	0.6
	$36,268,494	100.0%

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments • September 30, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.5)%
	Aerospace & Defense (1.1)%
98,772	BWX Technologies, Inc.	$2,603,630

	Automobiles (4.6)%
42,860	Tesla Motors, Inc. (a)	10,646,424

	Beverages (3.0)%
51,600	Monster Beverage Corp. (a)	6,973,224

	Biotechnology (0.7)%
10,427	Alnylam Pharmaceuticals, Inc. (a)	837,914
25,285	Intrexon Corp. (a)	804,063
		1,641,977
	Capital Markets (0.9)%
132,687	WisdomTree Investments, Inc.	2,140,241

	Consumer Finance (0.7)%
120,642	LendingClub Corp. (a)	1,596,094

	Electrical Equipment (0.4)%
20,569	SolarCity Corp. (a)(b)	878,502

	Food Products (3.4)%
50,706	Keurig Green Mountain, Inc.	2,643,811
74,566	Mead Johnson Nutrition Co.	5,249,446
		7,893,257
	Health Care Equipment & Supplies (3.7)%
18,662	Intuitive Surgical, Inc. (a)	8,576,682

	Health Care Providers & Services (1.1)%
83,657	HealthEquity, Inc. (a)	2,472,064

	Health Care Technology (4.2)%
56,807	athenahealth, Inc. (a)	7,575,213
49,514	Medidata Solutions, Inc. (a)	2,085,035
		9,660,248
	Hotels, Restaurants & Leisure (2.6)%
104,573	Starbucks Corp.	5,943,929

	Information Technology Services (4.6)%
65,823	Mastercard, Inc., Class A	5,931,969
66,338	Visa, Inc., Class A	4,621,105
		10,553,074
	Internet & Catalog Retail (13.9)%
42,973	Amazon.com, Inc. (a)	21,997,449
88,607	JD.com, Inc. ADR (China) (a)	2,309,099
6,290	Priceline Group, Inc. (The) (a)	7,779,849
		32,086,397
	Internet Software & Services (21.6)%
36,925	Alibaba Group Holding Ltd. ADR (China) (a)	2,177,467
17,433	Alphabet, Inc., Class C (a)	10,606,586
208,591	Facebook, Inc., Class A (a)	18,752,331
50,544	LinkedIn Corp., Class A (a)	9,609,931
321,157	Twitter, Inc. (a)	8,651,969
		49,798,284
	Life Sciences Tools & Services (4.7)%
61,117	Illumina, Inc. (a)	10,745,591

	Machinery (1.0)%
145,365	Manitowoc Co., Inc. (The)	2,180,475

	Media (1.5)%
27,843	Naspers Ltd., Class N (South Africa)	3,493,554

	Pharmaceuticals (6.1)%
44,317	Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,905,267
147,512	Zoetis, Inc.	6,074,544
		13,979,811
	Software (8.5)%
109,192	Salesforce.com, Inc. (a)	7,581,200
122,409	Splunk, Inc. (a)	6,775,338
76,181	Workday, Inc., Class A (a)	5,245,824
		19,602,362
	Specialty Retail (2.1)%
69,892	Five Below, Inc. (a)	2,346,973
25,671	Restoration Hardware Holdings, Inc. (a)	2,395,361
		4,742,334
	Tech Hardware, Storage & Peripherals (3.1)%
30,649	3D Systems Corp. (a)(b)	353,996
59,340	Apple, Inc.	6,545,202
10,343	Stratasys Ltd. (a)(b)	273,986
		7,173,184
	Total Common Stocks (Cost $132,058,059)	215,381,338

	Preferred Stocks (4.5)%
	Hotels, Restaurants & Leisure (1.5)%
114,561	Blue Bottle Coffee, Inc., Series B (a)(c)(d)(e) (acquisition cost - $1,657,606; acquired 01/24/14)	3,336,016

	Internet & Catalog Retail (1.7)%
42,717	Airbnb, Inc., Series D (a)(c)(d)(e) (acquisition cost - $1,739,139; acquired 04/16/14)	3,976,713

	Life Sciences Tools & Services (0.9)%
627,809	10X Technologies, Inc., Series B (a)(c)(e)	2,059,214

	Software (0.4)%
141,612	Lookout, Inc., Series F (a)(c)(d)(e) (acquisition cost - $1,617,648; acquired 06/17/14)	998,365
	Total Preferred Stocks (Cost $7,067,328)	10,370,308

NOTIONAL AMOUNT
	Call Options Purchased (0.2)%
	Foreign Currency Options
33,880,017	USD/CNY June 2016 @ CNY 6.70	440,982
41,582,002	USD/CNY November 2015 @ CNY 6.65	95,888
	Total Call Options Purchased (Cost $268,121)	536,870

NUMBER OF SHARES (000)
	Short-Term Investments (2.9)%
	Securities held as Collateral on Loaned Securities (0.5)%
	Investment Company (0.4)%
1,019	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	1,018,861

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.1)%
$142	Barclays Capital, Inc. (0.10%, dated 09/30/15, due 10/01/15; proceeds $142,114; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 05/31/19 - 02/15/24; valued at $144,957)	142,114

59	BNP Paribas Securities Corp. (0.10%, dated 09/30/15, due 10/01/15; proceeds $59,215; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 07/01/18 - 09/01/45; valued at $60,399)		59,215
			201,329
	Total Securities held as Collateral on Loaned Securities (Cost $1,220,190)		1,220,190

NUMBER OF SHARES (000)
	Investment Company (2.4)%
5,549	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $5,548,924)		5,548,924
	Total Short-Term Investments (Cost $6,769,114)		6,769,114

	Total Investments (Cost $146,162,622) (g)(h)	101.1%	233,057,630
	Liabilities in Excess of Other Assets	(1.1)	(2,599,722)
	Net Assets	100.0%	$230,457,908

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were $1,234,227 and $1,220,190, respectively. The Portfolio received cash collateral of $1,220,190, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Illiquid security.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to $8,311,094 and represents 3.6% of net assets.

(e)

At September 30, 2015, the Portfolio held fair valued securities valued at $10,370,308, representing 4.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by $7,023 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The fair value and percentage of net assets, $3,493,554 and 1.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $101,019,318 and the aggregate gross unrealized depreciation is $14,124,310 resulting in net unrealized appreciation of $86,895,008.

Currency Abbreviations:

CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Summary of Investments • September 30, 2015 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$49,798,284		21.5%
Internet & Catalog Retail	36,063,110		15.6
Software	20,600,727		8.9
Pharmaceuticals	13,979,811		6.0
Life Sciences Tools & Services	12,804,805		5.5
Automobiles	10,646,424		4.6
Information Technology Services	10,553,074		4.6
Health Care Technology	9,660,248		4.2
Hotels, Restaurants & Leisure	9,279,945		4.0
Health Care Equipment & Supplies	8,576,682		3.7
Food Products	7,893,257		3.4
Tech Hardware, Storage & Peripherals	7,173,184		3.1
Beverages	6,973,224		3.0
Investment Company	5,548,924		2.4
Specialty Retail	4,742,334		2.0
Media	3,493,554		1.5
Aerospace & Defense	2,603,630		1.1
Health Care Providers & Services	2,472,064		1.1
Machinery	2,180,475		0.9
Capital Markets	2,140,241		0.9
Biotechnology	1,641,977		0.7
Consumer Finance	1,596,094		0.7
Electrical Equipment	878,502		0.4
Other	536,870		0.2
	$231,837,440	+	100.0%

 +  Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • September 30, 2015 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer; (7) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$40,625,000	$—	$40,625,000
Floating Rate Notes	—	6,499,976	—	6,499,976
Certificates of Deposit	—	2,000,000	—	2,000,000
Time Deposit	—	2,000,000	—	2,000,000
Commercial Paper	—	1,999,982	—	1,999,982
Extendible Floating Rate Note	—	1,300,000	—	1,300,000
Total Assets	$—	$54,424,958	$—	$54,424,958

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$25,615,629	$—	$25,615,629
Asset-Backed Securities	—	2,630,115	—	2,630,115
Agency Adjustable Rate Mortgages	—	1,238,706	—	1,238,706
Mortgages - Other	—	1,322,132	—	1,322,132
Commercial Mortgage-Backed Securities	—	661,435	—	661,435
Collateralized Mortgage Obligations - Agency Collateral Series	—	430,490	—	430,490
Sovereign	—	243,480	—	243,480
Agency Fixed Rate Mortgages	—	153,536	—	153,536
Total Fixed Income Securities	—	32,295,523	—	32,295,523
Short-Term Investments
U.S. Treasury Security	—	200,980	—	200,980
Investment Company	245,338	—	—	245,338
Total Short-Term Investments	245,338	200,980	—	446,318
Futures Contracts	6,469	—	—	6,469
Credit Default Swap Agreement	—	290	—	290
Total Assets	251,807	32,496,793	—	32,748,600
Liabilities:
Futures Contracts	(12,102)	—	—	(12,102)
Credit Default Swap Agreement	—	(8,998)	—	(8,998)
Interest Rate Swap Agreement	—	(16,502)	—	(16,502)
Total Liabilities	(12,102)	(25,500)	—	(37,602)
Total	$239,705	$32,471,293	$—	$32,710,998

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$113,393,120	$—	$113,393,120
Asset-Backed Securities	—	1,130,529	—	1,130,529
Sovereign	—	752,206	—	752,206
Variable Rate Senior Loan Interests	—	1,317,311	—	1,317,311
Total Fixed Income Securities	—	116,593,166	—	116,593,166
Short-Term Investments
U.S. Treasury Security	—	1,388,860	—	1,388,860
Investment Company	2,097,118	—	—	2,097,118
Total Short-Term Investments	2,097,118	1,388,860	—	3,485,978
Foreign Currency Forward Exchange Contract	—	992	—	992
Futures Contracts	115,326	—	—	115,326
Credit Default Swap Agreements	—	254,663	—	254,663
Total Assets	2,212,444	118,237,681	—	120,450,125
Liabilities:
Foreign Currency Forward Exchange Contract	—	(8)	—	(8)
Futures Contracts	(277,950)	—	—	(277,950)
Credit Default Swap Agreement	—	(30,413)	—	(30,413)
Interest Rate Swap Agreements	—	(202,761)	—	(202,761)
Total Liabilities	(277,950)	(233,182)	—	(511,132)
Total	$1,934,494	$118,004,499	$—	$119,938,993

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$1,329,061	$—	$1,329,061
Automobiles	—	321,416	—	321,416
Banks	—	5,145,653	—	5,145,653
Chemicals	—	664,528	—	664,528
Construction Materials	—	858,365	—	858,365
Diversified Telecommunication Services	—	826,183	—	826,183
Electrical Equipment	—	789,199	—	789,199
Food Products	—	1,960,304	—	1,960,304
Health Care Providers & Services	—	947,715	—	947,715
Hotels, Restaurants & Leisure	—	892,016	—	892,016
Household Products	—	1,258,541	—	1,258,541
Industrial Conglomerates	—	800,783	—	800,783
Information Technology Services	—	877,462	—	877,462
Insurance	—	2,749,769	—	2,749,769
Machinery	—	720,122	—	720,122
Media	—	3,045,634	—	3,045,634
Multi-Utilities	—	809,870	—	809,870
Oil, Gas & Consumable Fuels	—	1,754,925	—	1,754,925
Pharmaceuticals	—	5,550,723	—	5,550,723
Semiconductors & Semiconductor Equipment	—	626,596	—	626,596
Textiles, Apparel & Luxury Goods	—	593,842	—	593,842
Tobacco	—	2,391,618	—	2,391,618
Wireless Telecommunication Services	—	1,126,856	—	1,126,856
Total Common Stocks	—	36,041,181	—	36,041,181
Short-Term Investment
Investment Company	227,313	—	—	227,313
Total Assets	$227,313	$36,041,181	$—	$36,268,494

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$2,603,630	$—	$—	$2,603,630
Automobiles	10,646,424	—	—	10,646,424
Beverages	6,973,224	—	—	6,973,224
Biotechnology	1,641,977	—	—	1,641,977
Capital Markets	2,140,241	—	—	2,140,241
Consumer Finance	1,596,094	—	—	1,596,094
Electrical Equipment	878,502	—	—	878,502
Food Products	7,893,257	—	—	7,893,257
Health Care Equipment & Supplies	8,576,682	—	—	8,576,682
Health Care Providers & Services	2,472,064	—	—	2,472,064
Health Care Technology	9,660,248	—	—	9,660,248
Hotels, Restaurants & Leisure	5,943,929	—	—	5,943,929
Information Technology Services	10,553,074	—	—	10,553,074
Internet & Catalog Retail	32,086,397	—	—	32,086,397
Internet Software & Services	49,798,284	—	—	49,798,284
Life Sciences Tools & Services	10,745,591	—	—	10,745,591
Machinery	2,180,475	—	—	2,180,475
Media	—	3,493,554	—	3,493,554
Pharmaceuticals	13,979,811	—	—	13,979,811
Software	19,602,362	—	—	19,602,362
Specialty Retail	4,742,334	—	—	4,742,334
Tech Hardware, Storage & Peripherals	7,173,184	—	—	7,173,184
Total Common Stocks	211,887,784	3,493,554	—	215,381,338
Preferred Stocks	—	—	10,370,308	10,370,308
Call Options Purchased	—	536,870	—	536,870
Short-Term Investments
Investment Company	6,567,785	—	—	6,567,785
Repurchase Agreements	—	201,329	—	201,329
Total Short-Term Investments	6,567,785	201,329	—	6,769,114
Total Assets	$218,455,569	$4,231,753	$10,370,308	$233,057,630

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$7,369,698
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	3,000,610
Realized gains (losses)	—
Ending Balance	$10,370,308

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$3,000,610

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable							Valuation from an
Multi Cap Growth	September 30, 2015	Technique	Input	Range				Selected Value		Increase in Input
Hotels, Restaurants & Leisure
Preferred Stock	$3,336,016	Market Transaction Method	Pending Precedent Transaction	$33.32		$33.32		$33.32		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.2	x	7.7	x	5.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet & Catalog Retail
Preferred Stock	$3,976,713	Market Transaction Method	Issuance Price of Financing	$93.09		$93.09		$93.09		Increase

Life Sciences Tools & Services
Preferred Stock	$2,059,214	Market Transaction Method	Precedent Transaction	$3.27		$3.27		$3.27		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	32.0%		34.0%		33.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.4	x	5.0	x	5.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Software
Preferred Stock	$998,365	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42		$11.42		$11.42		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.5%		20.5%		19.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.2	x	12.8	x	12.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015